Financial instruments - Sensitivity Analysis Of Foreign Currency Risk (Details) - Currency risk - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on earnings	$ (1,107,520)	$ 100,921	$ 147,185
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on earnings	$ 1,353,635	(123,347)	(179,893)
US dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on earnings	$ (61,059,275)	(51,958,356)	(59,471,840)
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on earnings	$ 61,059,275	$ 51,958,356	$ 59,471,840